6. INTANGIBLE ASSETS, NET (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, gross	$ 4,110,000	$ 4,110,000	$ 4,110,000
Accumulated amortization	1,780,500	1,575,000	753,500
Intangible assets, net	2,329,500	2,535,000	3,356,500
Vendor relationships
Intangible assets, gross	1,170,000	1,170,000	1,170,000
Accumulated amortization	507,000	448,000	214,500
Intangible assets, net	663,000	722,000	955,500
Trade name
Intangible assets, gross	230,000	230,000	230,000
Accumulated amortization	99,667	88,167	42,167
Intangible assets, net	130,333	141,833	187,833
Noncompete Agreement
Intangible assets, gross	2,710,000	2,710,000	2,710,000
Accumulated amortization	1,173,833	1,038,833	496,833
Intangible assets, net	$ 1,536,167	$ 1,671,167	$ 2,213,167